Employee benefits (Tables)	12 Months Ended
Mar. 31, 2019
Parent Company Gratuity plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2019, 2018 and 2017 consist of the following:

	For the Year Ended March 31,
	2019		2018		2017
Current service cost	Rs.	265	Rs.	252	Rs.	221
Interest on net defined benefit liability		(2)		6		14
Gratuity cost recognized in income statement	Rs.	263	Rs.	258	Rs.	235

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2019		2018
Present value of funded obligations	Rs.	2,200	Rs.	2,007
Fair value of plan assets		(2,174)		(1,958)
Net defined benefit liability recognized	Rs.	26	Rs.	49

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2019			2018
Defined benefit obligations at the beginning of the year	Rs.	2,007		Rs.	1,840
Current service cost		265			252
Interest on defined obligations		145			125
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		28			(121)
Actuarial loss/(gain) due to demographic assumptions		-	*		11
Actuarial loss/(gain) due to experience changes		-	*		62
Benefits paid		(245)			(162)
Defined benefit obligations at the end of the year	Rs.	2,200		Rs.	2,007

*Rounded to the nearest million.

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2019		2018
Fair value of plan assets at the beginning of the year	Rs.	1,958	Rs.	1,687
Employer contributions		294		313
Interest on plan assets		147		121
Re-measurements due to:
Return on plan assets excluding interest on plan assets		20		(1)
Benefits paid		(245)		(162)
Plan assets at the end of the year	Rs.	2,174	Rs.	1,958

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2019
Defined benefit obligation without effect of projected salary growth	Rs.	1,276
Add: Effect of salary growth		924
Defined benefit obligation with projected salary growth		2,200
Defined benefit obligation, using discount rate minus 50 basis points		2,282
Defined benefit obligation, using discount rate plus 50 basis points		2,123
Defined benefit obligation, using salary growth rate plus 50 basis points		2,280
Defined benefit obligation, using salary growth rate minus 50 basis points		2,123

Disclosure of assumptions used to determine benefit obligations [Table Text Block]
The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2019	2018	2017
Discount rate	7.45%	7.75%	7.20%
Rate of compensation increase	8% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]
The assumptions used to determine gratuity cost:

	For the Year Ended March 31,
	2019	2018	2017
Discount rate	7.75%	7.20%	7.80%
Rate of compensation increase	7% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter	10% per annum for the first 2 years and 9% per annum thereafter

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2019 and 2018, by asset category, was as follows:

	As of March 31,
	2019	2018
Funds managed by insurers	99%	99%
Others	1%	1%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as at March 31, 2019 were as follows:

Expected contribution	Amount
During the year ended March 31, 2020 (estimated)	Rs.	26

Expected future benefit payments
March 31, 2020		306
March 31, 2021		218
March 31, 2022		220
March 31, 2023		225
March 31, 2024		220
Thereafter		3,111

Industrias Quimicas Falcon de Mexico Pension plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of net pension cost recognized in the income statement for the years ended March 31, 2019, 2018 and 2017 consist of the following:

	For the Year Ended March 31,
	2019		2018		2017
Current service cost	Rs.	13	Rs.	12	Rs.	13
Interest on net defined benefit liability		15		13		12
Total cost recognized in income statement	Rs.	28	Rs.	25	Rs.	25

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligation and plan assets are provided below:

	As of March 31,
	2019		2018
Present value of funded obligations	Rs.	223	Rs.	243
Fair value of plan assets		(70)		(66)
Net defined benefit liability recognized	Rs.	153	Rs.	177

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2019		2018
Defined benefit obligations at the beginning of the year	Rs.	243	Rs.	218
Current service cost		13		12
Interest on defined obligations		22		19
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(47)		(6)
Actuarial loss/(gain) due to experience changes		7		0
Benefits paid		(16)		(8)
Foreign exchange differences		1		8
Defined benefit obligations at the end of the year	Rs.	223	Rs.	243

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2019		2018
Fair value of plan assets at the beginning of the year	Rs.	66	Rs.	60
Employer contributions		16		8
Interest on plan assets		7		7
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(3)		(3)
Benefits paid		(16)		(8)
Foreign exchange differences		- *		2
Plan assets at the end of the year	Rs.	70	Rs.	66

*Rounded to the nearest million.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2019
Defined benefit obligation without effect of projected salary growth	Rs.	154
Plus effect of salary growth		69
Defined benefit obligation with projected salary growth		223
Defined benefit obligation, using discount rate minus 50 basis points		232
Defined benefit obligation, using discount rate plus 50 basis points		214
Defined benefit obligation, using salary growth rate plus 50 basis points		232
Defined benefit obligation, using salary growth rate minus 50 basis points		213

Disclosure of assumptions used to determine benefit obligations [Table Text Block]	Assumptions used to determine defined benefit obligations:
	For the Year Ended March 31,
	2019	2018	2017
Discount rate	11.25%	9.00%	8.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]	Assumptions used to determine defined benefit cost:
	For the Year Ended March 31,
	2019	2018	2017
Discount rate	9.00%	8.75%	7.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:

The Falcon pension plan’s weighted-average asset allocation at March 31, 2019 and 2018, by asset category is as follows:

	As of March 31,
	2019	2018
Corporate bonds	51%	51%
Others	49%	49%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of post-employment benefit plans in Mexico as at March 31, 2019 were as follows:

Expected contribution	Amount
During the year ended March 31, 2020 (estimated)	Rs.	36

Expected future benefit payments
March 31, 2020		5
March 31, 2021		7
March 31, 2022		10
March 31, 2023		12
March 31, 2024		19
Thereafter		627